UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2020

LEGG MASON

EMERGING MARKETS

LOW VOLATILITY HIGH

DIVIDEND ETF

LVHE

Beginning in April 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Legg Mason Funds held in your account with your financial intermediary.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

What’s inside
Letter from the president	II
Performance review	IV
Fund at a glance	1
Fund expenses	2
Schedule of investments	3
Statement of assets and liabilities	13
Statement of operations	14
Statements of changes in net assets	15
Financial highlights	16
Notes to financial statements	17
Board approval of management and subadvisory agreements	30

Fund objective

The Fund seeks to track the investment results of an index composed of publicly traded equity securities of emerging markets outside of the United States with relatively high yield and low price and earnings volatility while mitigating exposure to fluctuations between the values of the U.S. dollar and currencies in which the Fund’s securities are denominated.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Emerging Markets Low Volatility High Dividend ETF for the six-month reporting period ended April 30, 2020. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

The Board of Trustees of Legg Mason ETF Investment Trust on behalf of the Fund approved a proposal to terminate and liquidate the Fund. Proceeds of the liquidation were sent to shareholders on May 22, 2020 (the “Liquidation Date”). Before that date, the Fund’s assets were liquidated at the discretion of Fund management and the Fund ceased to pursue its investment objective. Effective as of the close of business on March 30, 2020, the Fund no longer accepted orders for the purchase of Creation Units. The Fund ceased trading on the Cboe BZX Exchange, Inc. on May 15, 2020 at the close of business.

In connection with the liquidation, any shares of the Fund outstanding on the Liquidation Date were automatically redeemed on the Liquidation Date. After payment (or setting aside for later payment) of the Fund’s obligations, shareholders who remained in the Fund until the Liquidation Date received liquidation distribution(s) based on the current aggregate net asset value of the Fund shares that such shareholder then held. For taxable shareholders, the automatic redemption of Fund shares on the Liquidation Date was generally treated as a sale that may have resulted in a gain or loss for federal income tax purposes.

II	Legg Mason Emerging Markets Low Volatility High Dividend ETF

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 29, 2020

Legg Mason Emerging Markets Low Volatility High Dividend ETF	III

Performance review

For the six months ended April 30, 2020, Legg Mason Emerging Markets Low Volatility High Dividend ETF generated a -13.13% return on a net asset value (“NAV”)i basis and -15.36% based on its market priceii per share.

The performance table shows the Fund’s total return for the six months ended April 30, 2020 based on its NAV and market price as of April 30, 2020. The Fund seeks to track the investment results of an index composed of publicly traded equity securities in emerging markets outside of the United States with relatively high yield and low price and earnings volatility, the QS Emerging Markets Low Volatility High Dividend Hedged Index (NTR)iii, which returned -11.78% for the same period. The Fund’s broad-based market index, the MSCI Emerging Markets IMI Local Index (Net)iv returned -7.00% over the same time frame. The Lipper Emerging Markets Funds Category Averagev returned -12.29% for the period. Please note that Lipper performance returns are based on each fund’s NAV.

Performance Snapshot as of April 30, 2020 (unaudited)
6 months
Legg Mason Emerging Markets Low Volatility High Dividend ETF :
$ 21.77 (NAV)	-13.13%*†
$ 21.36 (Market Price)	-15.36%*‡
QS Emerging Markets Low Volatility High Dividend Hedged Index (NTR)	-11.78%
MSCI Emerging Markets IMI Local Index (Net)	-7.00%
Lipper Emerging Markets Funds Category Average	-12.29%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Market price returns shown are typically based upon the mid-point between the bid and ask on the Fund’s principal trading market when the Fund’s NAV is determined, which is typically 4:00 p.m. Eastern time (US). These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

As of the Fund’s current prospectus dated March 1, 2020, the gross total annual fund operating expense ratio for the Fund was 0.50%.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at market price.

IV	Legg Mason Emerging Markets Low Volatility High Dividend ETF

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 29, 2020

RISKS: Equity securities are subject to market and price fluctuations. International investments are subject to special risks including currency fluctuations, social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The Fund may focus its investments in certain industries, increasing their vulnerability to market volatility. There is no guarantee that a Fund will achieve a high degree of correlation to the index it seeks to track. The Fund does not seek to outperform the index it tracks, and does not seek temporary defensive positions when markets decline or appear overvalued. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. In rising markets, the value of large-cap stocks may not rise as much as that of smaller-cap stocks. Small- and-mid-cap stocks involve greater risks and volatility than large cap stocks. Currency investing contains heightened risk that includes market, political, regulatory and national conditions, and may not be suitable for all investors. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. An index is a statistical composite that tracks a specified financial market, or sector or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

Legg Mason Emerging Markets Low Volatility High Dividend ETF	V

Performance review (cont’d)

[i]	Net Asset Value (NAV) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

ii	Market Price is determined by supply and demand. It is the price at which an investor purchases and sells shares of the Fund. The Market Price may differ from the Fund’s NAV.

iii

The QS Emerging Markets Low Volatility High Dividend Hedged Index (the “Underlying Index”) is composed of equity securities in emerging markets outside of the United States across a range of market capitalizations that are included in the MSCI Emerging Markets IMI Index. The Underlying Index is based on a proprietary methodology created and sponsored by QS Investors, LLC (“QS Investors”), the Fund’s subadviser . QS Investors is affiliated with both Legg Mason Partners Fund Advisor, LLC (“LMPFA”), the Fund’s investment manager, and the Fund. Only stocks that have paid or are anticipated to pay a dividend are included in the Underlying Index. The Underlying Index weights are then calculated to maximize its stable yield score subject to concentration limits, liquidity requirements and turnover restraints. The components of the Underlying Index, and the degree to which these components represent certain sectors and geographies, may change over time. The Underlying Index’s components are reconstituted annually and rebalanced quarterly.

iv

MSCI Emerging Markets IMI Index captures large-, mid-and small-cap representation across 23 emerging markets countries. The MSCI Emerging Markets IMI Local Index calculates performance utilizing local currencies taking out the effect of converting U.S. dollar.

[v]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 809 funds in the Fund’s Lipper category.

VI	Legg Mason Emerging Markets Low Volatility High Dividend ETF

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2020 and October 31, 2019 and does not include derivatives such as futures contracts and forward foreign currency contracts. The composition of the Fund’s investments is subject to change at any time.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on November 1, 2019 and held for the six months ended April 30, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
-13.13%	$1,000.00	$868.70	0.53%	$2.46	5.00%	$1,000.00	$1,022.23	0.53%	$2.66

[1]	For the six months ended April 30, 2020.
[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

2	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report

Schedule of investments (unaudited)

April 30, 2020

Legg Mason Emerging Markets Low Volatility High Dividend ETF

Security	Shares	Value
Common Stocks — 97.5%
Communication Services — 12.6%
Diversified Telecommunication Services — 2.8%
China Telecom Corp. Ltd., Class H Shares	97,393	$33,543
Emirates Telecommunications Group Co. PJSC	7,559	31,898
Jasmine International PCL	33,800	4,137
Magyar Telekom Telecommunications PLC	2,115	2,637
Total Diversified Telecommunication Services		72,215
Entertainment — 0.0%
Major Cineplex Group PCL	3,500	1,568	(a)
Media — 0.2%
Cheil Worldwide Inc.	362	5,259
Smiles Fidelidade SA	541	1,394
Total Media		6,653
Wireless Telecommunication Services — 9.6%
Advanced Info Service PCL, Registered Shares	7,700	47,121	(a)
China Mobile Ltd.	8,607	69,335
DiGi.Com Bhd	14,200	15,323
Globe Telecom Inc.	155	6,752
Intouch Holdings PCL	18,000	29,763
Maxis Bhd	10,500	13,381
Mobile TeleSystems PJSC, ADR	3,246	27,818
SK Telecom Co. Ltd.	115	19,962
Vodacom Group Ltd.	3,058	20,518
Total Wireless Telecommunication Services		249,973
Total Communication Services		330,409
Consumer Discretionary — 5.7%
Auto Components — 0.3%
Hanon Systems	880	6,594
Automobiles — 4.1%
Hero MotoCorp Ltd.	651	18,783
Hyundai Motor Co.	679	52,160
Kia Motors Corp.	1,433	34,871
Total Automobiles		105,814
Hotels, Restaurants & Leisure — 0.6%
Berjaya Sports Toto Bhd	4,600	2,482
Kangwon Land Inc.	635	13,055
Magnum Bhd	2,800	1,432
Total Hotels, Restaurants & Leisure		16,969
Internet & Direct Marketing Retail — 0.1%
GS Home Shopping Inc.	18	1,887

See Notes to Financial Statements.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

April 30, 2020

Legg Mason Emerging Markets Low Volatility High Dividend ETF

Security	Shares	Value
Specialty Retail — 0.2%
Bermaz Auto Bhd	5,100	$1,613
Detsky Mir PJSC	2,997	3,558
Total Specialty Retail		5,171
Textiles, Apparel & Luxury Goods — 0.4%
Formosa Taffeta Co. Ltd.	3,951	4,524
Pou Chen Corp.	2,459	2,332
Ruentex Industries Ltd.	1,967	4,531	*
Total Textiles, Apparel & Luxury Goods		11,387
Total Consumer Discretionary		147,822
Consumer Staples — 8.6%
Beverages — 1.3%
Ambev SA	16,855	35,402
Food & Staples Retailing — 2.4%
Al Meera Consumer Goods Co. QSC	551	2,648
Wal-Mart de Mexico SAB de CV	24,400	59,612
Total Food & Staples Retailing		62,260
Food Products — 1.4%
Charoen Pokphand Foods PCL	21,000	17,524	(a)
Indofood Sukses Makmur Tbk PT	21,456	9,412
Kuala Lumpur Kepong Bhd	2,100	10,256
Total Food Products		37,192
Personal Products — 0.1%
Hengan International Group Co. Ltd.	246	2,194
Tobacco — 3.4%
ITC Ltd.	16,890	40,946
KT&G Corp.	707	47,058
Total Tobacco		88,004
Total Consumer Staples		225,052
Energy — 14.1%
Oil, Gas & Consumable Fuels — 14.1%
China Petroleum & Chemical Corp., Class H Shares	143,615	72,619
Coal India Ltd.	5,973	11,812
Dana Gas PJSC	14,815	2,973
Ecopetrol SA	21,942	11,588
Gazprom PJSC	21,673	55,685
GS Holdings Corp.	251	7,941
LUKOIL PJSC	776	50,648
Motor Oil Hellas Corinth Refineries SA	293	4,304
Oil & Gas Development Co. Ltd.	4,364	2,867
Oil India Ltd.	1,934	2,544

See Notes to Financial Statements.

4	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report

Legg Mason Emerging Markets Low Volatility High Dividend ETF

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
PTT Exploration & Production PCL	8,800	$22,983
PTT PCL	54,900	60,236	(a)
Qatar Gas Transport Co. Ltd.	7,641	5,242
Tatneft PJSC	6,563	48,813
United Tractor Tbk PT	8,316	9,113
Total Energy		369,368
Financials — 21.5%
Banks — 20.4%
Abu Dhabi Commercial Bank PJSC	5,743	6,942
Agricultural Bank of China Ltd., Class H Shares	158,390	66,606
Bangkok Bank PCL, Registered Shares	4,800	15,429
Bank of China Ltd., Class H Shares	157,408	60,304
China CITIC Bank Corp. Ltd., Class H Shares	49,205	24,055
China Construction Bank Corp., Class H Shares	54,101	44,105
CIMB Group Holdings Bhd	23,500	18,855
CTBC Financial Holding Co. Ltd.	47,723	32,097
Doha Bank QPSC	7,087	3,928	*
Dubai Islamic Bank PJSC	8,318	8,311
First Abu Dhabi Bank PJSC	13,156	41,548
First Financial Holding Co. Ltd.	34,900	25,879
Hong Leong Bank Bhd	1,900	5,877
Industrial Bank of Korea	1,464	9,492
Kiatnakin Bank PCL	1,200	1,567
Malayan Banking Bhd	18,000	31,688
Masraf Al Rayan QSC	18,200	19,090
Mega Financial Holding Co. Ltd.	51,182	51,808
Moneta Money Bank AS	2,838	5,946
Public Bank Bhd	14,800	56,378
Thanachart Capital PCL	2,100	2,385	(a)
Total Banks		532,290
Capital Markets — 0.1%
China Bills Finance Corp.	3,935	1,939
President Securities Corp.	4,426	2,002
Total Capital Markets		3,941
Insurance — 0.9%
Powszechny Zaklad Ubezpieczen SA	3,246	23,735
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Concentradora Hipotecaria SAPI de CV	3,001	1,991
Total Financials		561,957

See Notes to Financial Statements.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2020

Legg Mason Emerging Markets Low Volatility High Dividend ETF

Security	Shares	Value
Industrials — 3.5%
Commercial Services & Supplies — 0.2%
Cleanaway Co. Ltd.	492	$2,581
KEPCO Plant Service & Engineering Co. Ltd.	132	3,516
Total Commercial Services & Supplies		6,097
Construction & Engineering — 0.5%
Tekfen Holding AS	3,760	7,666	*
United Integrated Services Co. Ltd.	689	4,391
Total Construction & Engineering		12,057
Industrial Conglomerates — 0.7%
Far Eastern New Century Corp.	14,754	12,900
Hyosung Corp.	54	3,093
Reunert Ltd.	872	1,899
Total Industrial Conglomerates		17,892
Machinery — 0.2%
Doosan Bobcat Inc.	238	4,590
Marine — 0.5%
MISC Bhd	6,000	11,009
Wisdom Marine Lines Co. Ltd.	1,967	1,664	*
Total Marine		12,673
Transportation Infrastructure — 1.4%
China Merchants Port Holdings Co. Ltd.	7,896	10,185
Jiangsu Expressway Co. Ltd., Class H Shares	6,879	8,208
Shenzhen International Holdings Ltd.	4,668	8,948
Westports Holdings Bhd	3,300	2,839
Zhejiang Expressway Co. Ltd., Class H Shares	8,844	6,651
Total Transportation Infrastructure		36,831
Total Industrials		90,140
Information Technology — 9.8%
Electronic Equipment, Instruments & Components — 1.3%
Hana Microelectronics PCL	2,900	2,599	(a)
Supreme Electronics Co. Ltd.	2,951	3,344
Syncmold Enterprise Corp.	1,492	3,934
Synnex Technology International Corp.	6,885	9,238
WPG Holdings Ltd.	8,377	10,973
WT Microelectronics Co. Ltd.	2,951	3,826
Total Electronic Equipment, Instruments & Components		33,914
IT Services — 2.6%
Infosys Ltd.	6,984	66,543
Systex Corp.	984	2,690
Total IT Services		69,233

See Notes to Financial Statements.

6	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report

Legg Mason Emerging Markets Low Volatility High Dividend ETF

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 1.4%
Chipbond Technology Corp.	5,410	$ 10,297
Greatek Electronics Inc.	1,475	2,257
Radiant Opto-Electronics Corp.	2,951	9,805
Sigurd Microelectronics Corp.	3,443	4,238
Topco Scientific Co. Ltd.	984	3,408
Wafer Works Corp.	6,394	7,031
Total Semiconductors & Semiconductor Equipment		37,036
Technology Hardware, Storage & Peripherals — 4.5%
Chicony Electronics Co. Ltd.	3,455	9,806
Compal Electronics Inc.	23,132	14,858
Inventec Corp.	13,295	10,507
Quanta Computer Inc.	14,771	32,238
Samsung Electronics Co. Ltd.	730	29,956
Transcend Information Inc.	984	2,336
Wistron Corp.	18,214	17,303
Total Technology Hardware, Storage & Peripherals		117,004
Total Information Technology		257,187
Materials — 12.2%
Chemicals — 3.7%
Fauji Fertilizer Co. Ltd.	2,705	1,886
Formosa Plastics Corp.	20,673	61,109
Petronas Chemicals Group Bhd	11,200	14,586
PhosAgro PJSC, Registered Shares, GDR	614	7,417
Shinkong Synthetic Fibers Corp.	4,918	1,819
Sinopec Shanghai Petrochemical Co. Ltd., Class H Shares	27,585	7,579
Taiwan Styrene Monomer	2,951	1,682
Total Chemicals		96,078
Construction Materials — 4.2%
Asia Cement Corp.	12,804	18,902
Siam Cement PCL, Registered Shares	4,675	49,994	(a)
Taiwan Cement Corp.	27,456	39,887
Total Construction Materials		108,783
Containers & Packaging — 0.1%
Cheng Loong Corp.	3,951	2,817
Metals & Mining — 4.2%
African Rainbow Minerals Ltd.	588	4,365
Alrosa PJSC	13,560	11,406
Feng Hsin Steel Co. Ltd.	2,475	4,345
Kumba Iron Ore Ltd.	289	5,550
Magnitogorsk Iron & Steel Works PJSC	10,417	5,671

See Notes to Financial Statements.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2020

Legg Mason Emerging Markets Low Volatility High Dividend ETF

Security	Shares	Value
Metals & Mining — continued
POSCO	413	$ 62,537
Severstal PJSC	1,065	12,812
Tung Ho Steel Enterprise Corp.	3,935	3,057
Total Metals & Mining		109,743
Total Materials		317,421
Real Estate — 3.2%
Equity Real Estate Investment Trusts (REITs) — 1.5%
Fibra Uno Administracion SA de CV	17,194	14,450
Growthpoint Properties Ltd.	10,689	8,108
Hyprop Investments Ltd.	1,457	1,507
IGB Real Estate Investment Trust	9,200	3,701
Redefine Properties Ltd.	30,698	3,795
Sunway Real Estate Investment Trust	7,400	2,702
Yuexiu Real Estate Investment Trust	6,879	3,363
Total Equity Real Estate Investment Trusts (REITs)		37,626
Real Estate Management & Development — 1.7%
Aldar Properties PJSC	19,058	9,443
Bangkok Land PCL	52,200	1,726
Barwa Real Estate Co.	9,108	7,154
Chong Hong Construction Co. Ltd.	984	2,727
Land & Houses PCL	57,800	13,220
LSR Group PJSC, Registered Shares, GDR	882	1,457
Prince Housing & Development Corp.	4,426	1,503
Quality Houses PCL	44,100	2,835	(a)
Sansiri PCL	115,200	2,528	(a)
United Development Co. QSC	8,203	2,384
Total Real Estate Management & Development		44,977
Total Real Estate		82,603
Utilities — 6.3%
Electric Utilities — 3.2%
Enel Americas SA	207,501	34,006
Tenaga Nasional Bhd	14,500	41,274
Transmissora Alianca de Energia Eletrica SA	1,821	9,254
Total Electric Utilities		84,534
Gas Utilities — 0.5%
Petronas Gas Bhd	3,500	12,535
Independent Power and Renewable Electricity Producers — 2.3%
CGN Power Co. Ltd., Class H Shares	49,714	12,441
China Resources Power Holdings Co. Ltd.	8,844	10,484
Electricity Generating PCL	1,200	10,607	(a)

See Notes to Financial Statements.

8	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report

Legg Mason Emerging Markets Low Volatility High Dividend ETF

Security		Shares	Value
Independent Power and Renewable Electricity Producers — continued
NTPC Ltd.		10,944	$13,852
Ratch Group PCL		4,200	8,632
TPI Polene Power PCL		14,400	1,745
Unipro PJSC		65,842	2,497
Total Independent Power and Renewable Electricity Producers			60,258
Water Utilities — 0.3%
Aguas Andinas SA, Class A Shares		13,948	4,672
TTW PCL		6,300	2,609	(a)
Total Water Utilities			7,281
Total Utilities			164,608
Total Common Stocks (Cost — $2,945,623)			2,546,567

	Rate
Preferred Stocks — 1.2%
Communication Services — 0.9%
Diversified Telecommunication Services — 0.9%
Telefonica Brasil SA	—	2,659	22,620
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Transneft PJSC	—	2	3,692
Utilities — 0.2%
Water Utilities — 0.2%
Cia de Saneamento do Parana	—	4,869	4,542
Total Preferred Stocks (Cost — $37,350)			30,854
Total Investments before Short-Term Investments (Cost — $2,982,973)			2,577,421
Short-Term Investments — 0.5%
Invesco Treasury Portfolio, Institutional Class (Cost — $12,667)	0.104%	12,667	12,667
Total Investments — 99.2% (Cost — $2,995,640)			2,590,088
Other Assets in Excess of Liabilities — 0.8%			21,746
Total Net Assets — 100.0%			$2,611,834

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:
ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
PJSC	— Private Joint Stock Company

See Notes to Financial Statements.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2020

Legg Mason Emerging Markets Low Volatility High Dividend ETF

At April 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI Emerging Markets Index Futures	1	6/20	$44,438	$45,295	$857

At April 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	78,411	BRL	413,852	Bank of New York	5/12/20	$2,047
USD	27,963	CLP	24,072,045	Bank of New York	5/12/20	(843)
USD	10,089	COP	41,011,754	Bank of New York	5/12/20	(363)
USD	5,493	CZK	139,367	Bank of New York	5/12/20	(155)
USD	3,519	EUR	3,236	Bank of New York	5/12/20	(26)
USD	15,963	IDR	269,619,098	Bank of New York	5/12/20	(2,133)
USD	134,143	INR	10,160,632	Bank of New York	5/12/20	(987)
USD	271,322	KRW	333,237,381	Bank of New York	5/12/20	(2,216)
USD	71,303	MXN	1,722,859	Bank of New York	5/12/20	(906)
USD	5,855	PHP	297,811	Bank of New York	5/12/20	(51)
USD	24,410	PLN	102,758	Bank of New York	5/12/20	(401)
USD	37,335	QAR	139,037	Bank of New York	5/12/20	(859)
USD	178,927	RUB	14,042,894	Bank of New York	5/12/20	(10,594)
USD	6,971	TRY	47,719	Bank of New York	5/12/20	159
USD	351,310	TWD	10,602,550	Bank of New York	5/12/20	(5,319)
USD	42,343	ZAR	787,238	Bank of New York	5/12/20	(466)
USD	231,826	MYR	1,011,780	HSBC Securities Inc.	5/12/20	(3,332)
USD	87,429	AED	321,294	UBS Securities LLC	5/12/20	(37)
USD	416,100	HKD	3,226,793	UBS Securities LLC	5/12/20	(65)
USD	269,169	THB	8,882,279	UBS Securities LLC	5/12/20	(5,357)
Total						$(31,904)

See Notes to Financial Statements.

10	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report

Legg Mason Emerging Markets Low Volatility High Dividend ETF

Abbreviation(s) used in this table:

AED	— United Arab Emirates Dirham

BRL	— Brazilian Real

CLP	— Chilean Peso

COP	— Colombian Peso

CZK	— Czech Koruna

EUR	— Euro

HKD	— Hong Kong Dollar

IDR	— Indonesian Rupiah

INR	— Indian Rupee

KRW	— South Korean Won

MXN	— Mexican Peso

MYR	— Malaysian Ringgit

PHP	— Philippine Peso

PLN	— Polish Zloty

QAR	— Qatari Rial

RUB	— Russian Ruble

THB	— Thai Baht

TRY	— Turkish Lira

TWD	— Taiwan Dollar

USD	— United States Dollar

ZAR	— South African Rand

See Notes to Financial Statements.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2020

Legg Mason Emerging Markets Low Volatility High Dividend ETF

Summary of Investments by Country**
Taiwan	17.1%
China	16.9
South Korea	11.7
Thailand	11.5
Malaysia	9.5
Russia	8.9
India	6.0
United Arab Emirates	3.9
Mexico	2.9
Brazil	2.8
South Africa	1.8
Qatar	1.6
Chile	1.5
Poland	0.9
Indonesia	0.7
Colombia	0.4
Turkey	0.3
Philippines	0.3
Czech Republic	0.2
Pakistan	0.2
Greece	0.2
Hong Kong	0.1
Hungary	0.1
Short-Term Investments	0.5
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2020 and are subject to change.

See Notes to Financial Statements.

12	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2020

Assets:
Investments, at value (Cost — $2,995,640)	$2,590,088
Foreign currency, at value (Cost — $26,911)	27,094
Dividends and interest receivable	15,192
Deposits with brokers for open futures contracts	13,186
Unrealized appreciation on forward foreign currency contracts	2,206
Receivable from broker — variation margin on open futures contracts	857
Total Assets	2,648,623

Liabilities:
Unrealized depreciation on forward foreign currency contracts	34,110
Investment management fee payable	2,679
Total Liabilities	36,789
Total Net Assets	$2,611,834

Net Assets:
Par value (Note 5)	$1
Paid-in capital in excess of par value	3,919,767
Total distributable earnings (loss)	(1,307,934)
Total Net Assets	$2,611,834

Shares Outstanding	120,000

Net Asset Value	$21.77

See Notes to Financial Statements.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report	13

Statement of operations (unaudited)

For the Six Months Ended April 30, 2020

Investment Income:
Dividends	$98,606
Interest	190
Less: Foreign taxes withheld	(9,566)
Total Investment Income	89,230

Expenses:
Investment management fee (Note 2)	12,801
Excise tax (Note 1)	812
Interest expense	10
Total Expenses	13,623
Net Investment Income	75,607

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(957,591)
Futures contracts	509
Forward foreign currency contracts	221,633
Foreign currency transactions	(29,004)
Net Realized Loss	(764,453)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(307,569)	†
Futures contracts	857
Forward foreign currency contracts	43,477
Foreign currencies	(869)
Change in Net Unrealized Appreciation (Depreciation)	(264,104)
Net Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(1,028,557)
Decrease in Net Assets From Operations	$(952,950)

†	Net of change in accrued foreign capital gains tax of $(5,172).

See Notes to Financial Statements.

14	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2020 (unaudited) and the Year Ended October 31, 2019	2020	2019

Operations:
Net investment income	$75,607	$254,652
Net realized loss	(764,453)	(119,340)
Change in net unrealized appreciation (depreciation)	(264,104)	85,287
Increase (Decrease) in Net Assets From Operations	(952,950)	220,599

Distributions to Shareholders From (Note 1) :
Total distributable earnings	(146,216)	(332,207)
Decrease in Net Assets From Distributions to Shareholders	(146,216)	(332,207)

Fund Share Transactions (Note 5):
Cost of shares repurchased (120,000 and 0 shares repurchased, respectively)	(2,453,040)	—
Decrease in Net Assets From Fund Share Transactions	(2,453,040)	—
Decrease in Net Assets	(3,552,206)	(111,608)

Net Assets:
Beginning of period	6,164,040	6,275,648
End of period	$2,611,834	$6,164,040

See Notes to Financial Statements.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report	15

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
	2020[1,2]	2019[2]	2018[2]	2017[2,3]

Net asset value, beginning of period	$25.68	$26.15	$27.58	$24.94

Income (loss) from operations:
Net investment income	0.36	1.06	1.13	1.01
Net realized and unrealized gain (loss)	(3.66)	(0.15)	(1.34)	2.57
Total income (loss) from operations	(3.30)	0.91	(0.21)	3.58

Less distributions from:
Net investment income	(0.61)	(0.88)	(1.22)	(0.94)
Net realized gains	—	(0.50)	—	—
Total distributions	(0.61)	(1.38)	(1.22)	(0.94)

Net asset value, end of period	$21.77	$25.68	$26.15	$27.58
Total return, based on NAV[4]	(13.13)%	3.64%	(0.87)%	14.53%

Net assets, end of period (000s)	$2,612	$6,164	$6,276	$3,310

Ratios to average net assets:
Gross expenses	0.53%[5]	0.50%	0.50%	0.50%[5]
Net expenses	0.53 [5]	0.50	0.50	0.50 [5]
Net investment income	2.95 [5]	4.06	4.10	3.93 [5]

Portfolio turnover rate	38%[6]	27%	27%[6]	25%[6]

[1]	For the six months ended April 30, 2020 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the period November 17, 2016 (inception date) to October 31, 2017.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

16	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Emerging Markets Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on the Cboe BZX Exchange, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS Emerging Markets Low Volatility High Dividend Hedged Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable companies in emerging markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and currencies in which the component securities are denominated and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to,

18	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report

the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$281,720	$48,689	—	$330,409
Consumer Staples	207,528	17,524	—	225,052
Energy	309,132	60,236	—	369,368
Financials	559,572	2,385	—	561,957
Information Technology	254,588	2,599	—	257,187
Materials	267,427	49,994	—	317,421
Real Estate	77,240	5,363	—	82,603
Utilities	151,392	13,216	—	164,608
Other Common Stocks	237,962	—	—	237,962
Preferred Stocks	30,854	—	—	30,854
Total Long-Term Investments	2,377,415	200,006	—	2,577,421
Short-Term Investments†	12,667	—	—	12,667
Total Investments	$2,390,082	$200,006	—	$2,590,088
Other Financial Instruments:
Futures Contracts	$857	—	—	$857
Forward Foreign Currency Contracts	—	$2,206	—	2,206
Total Other Financial Instruments	$857	$2,206	—	$3,063
Total	$2,390,939	$202,212	—	$2,593,151

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$34,110	—	$34,110

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure or manage exposure to certain asset classes, sectors, or markets or for cash management purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

20	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

22	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of April 30, 2020, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $34,110. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

(h) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

However, due to the timing of when distributions are made by the Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year. The Fund paid $812 of federal excise taxes attributable to calendar year 2019 in March 2020.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of April 30, 2020, there were no capital gains tax liabilities accrued on unrealized gains.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

24	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, LMPFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

As compensation for its subadvisory services, LMPFA pays QS Investors a fee monthly, at an annual rate equal to 90% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the distributor of Creation Units for the Fund on an agency basis.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended April 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$1,863,781
Sales	3,148,694

During the six months ended April 30, 2020, in-kind transactions (Note 5) were as follows:

Contributions	—
Redemptions	$1,063,856
Realized gain (loss)*	(265,312)

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.

The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statement of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statement of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.

At April 30, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$2,995,640	$101,081	$(506,633)	$(405,552)
Futures contracts	—	857	—	857
Forward foreign currency contracts	—	2,206	(34,110)	(31,904)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2020.

ASSET DERIVATIVES[1]
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts[2]	—	$857	$857
Forward foreign currency contracts	$2,206	—	2,206
Total	$2,206	$857	$3,063

26	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$34,110

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$509	$509
Forward foreign currency contracts	$221,633	—	221,633
Total	$221,633	$509	$222,142

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$857	$857
Forward foreign currency contracts	$43,477	—	43,477
Total	$43,477	$857	$44,334

During the six months ended April 30, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$19,992
Forward foreign currency contracts (to buy)	377,080
Forward foreign currency contracts (to sell)	5,352,216

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of April 30, 2020.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of New York	$2,206	$(25,319)	$(23,113)	—	$(23,113)
HSBC Securities Inc.	—	(3,332)	(3,332)	—	(3,332)
UBS Securities LLC	—	(5,459)	(5,459)	—	(5,459)
Total	$2,206	$(34,110)	$(31,904)	—	$(31,904)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Fund share transactions

At April 30, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 120,000 shares of the Fund constitute a Creation Unit. Such transactions are generally made partially on an in-kind basis and partially on cash basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee. For the period ended April 30, 2020, the variable fees amounted to $3,507 and are recorded to paid-in-capital.

6. Other matters

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, LMPFA and the subadviser(s), each currently a subsidiary of Legg Mason, would become a subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

28	Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s management contract, and any related subadvisory contract(s), where applicable. Therefore, the Fund’s Board has approved new management and subadvisory contracts, where applicable, that will be presented to the shareholders of the Fund for their approval.

*  *  *

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

7. Subsequent event

The Board of Trustees of the Trust on behalf of the Fund approved a proposal to terminate and liquidate the Fund. The Fund ceased operations on or about May 22, 2020. Before that date, the assets of the Fund were liquidated at the discretion of Fund management and the Fund ceased to pursue its investment objective.

Legg Mason Emerging Markets Low Volatility High Dividend ETF 2020 Semi-Annual Report	29

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees held in November 2019, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS Investors ”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with QS Investors, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

At meetings of the Trust’s Board of Trustees held in March and April 2020, the Board considered the approval of new Agreements to take effect, subject to shareholder approval, upon the sale of Legg Mason, Inc. to Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton. Upon completion of the sale (referred to herein as the “Transaction”), the Manager and the Sub-Advisers will become subsidiaries of Franklin Templeton. The sale will result in what is commonly called a “change of control” of Legg Mason and will cause the current Agreements to terminate in accordance with applicable law. The new Agreements are identical to the current Agreements, except for the dates of execution, effectiveness and termination. The Board also approved interim Agreements in the event shareholders do not approve the new Agreements before the Transaction is completed to allow the Manager and the Sub-Advisers to continue providing services to the Fund while shareholder approval of the new Agreements continues to be sought. The terms of the interim Agreements are identical to those of the current Agreements, except for the term and certain escrow provisions. At the March and April meetings, the Board considered, among other things, the anticipated impact of the Transaction on the Fund and its shareholders. To assist the Independent Trustees in their consideration of the new Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and

30	Legg Mason Emerging Markets Low Volatility High Dividend ETF

asset management capabilities and organization, Legg Mason provided materials and information about Legg Mason, including performance and expense comparison data and profitability information with respect to the Fund and the Legg Mason fund complex as a whole, and Franklin Templeton and Legg Mason provided materials and information about the proposed Transaction. At the April meeting, the Trustees noted that the Board had approved on March 27, 2020 the liquidation of the Fund, to be effective on or about May 22, 2020, and, thus, approved the new Agreements to take effect in the event the liquidation of the Fund were to be delayed beyond the consummation of the Transaction. The Independent Trustees were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of Legg Mason and Franklin Templeton. The Independent Trustees requested and received information from Legg Mason and Franklin Templeton they deemed reasonably necessary for their review of the new Agreements. Included was information about the Transaction, distribution arrangements, Franklin Templeton’s business plan and other anticipated impacts of the Transaction on the Fund and its shareholders. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the current and new Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, Extent and Quality of the Services provided (and expected to be provided) to the Fund under the Management Agreement and Sub-Advisory Agreements

In connection with the November 2019 meeting, the Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund by the Manager, including services specific to the Fund’s operation as an exchange-traded fund. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs specific to the Fund’s operation as an exchange-traded

Legg Mason Emerging Markets Low Volatility High Dividend ETF	31

Board approval of management and subadvisory agreements (unaudited) (cont’d)

fund. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the arrangements for communication and processing of orders for creations and redemptions of Fund shares. In addition, management also reported to the Board on, among other things, its business plans regarding exchange-traded funds, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

At the November 2019 meeting, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

In evaluating the nature, extent and quality of the services expected to be provided to the Fund by the Manager and the Sub-Advisers under the new Management Agreement and new Sub-Advisory Agreements, respectively, the Trustees considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Manager and the Sub-Advisers, and that Franklin Templeton and Legg Mason have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided to the Fund and its shareholders by the Manager and the Sub-Advisers, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction. The Board considered information Franklin Templeton and Legg Mason provided regarding initial transition plans and the institution of long-term retention arrangements for key personnel. The Board considered that Franklin Templeton informed the Boards that there are not expected to be any changes to the brokerage practices and standards applied by the Sub-Advisers in seeking best execution. The Board also considered the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries, its business and operating structure, scale of operation, and leadership, as well as the combined financial resources of Legg Mason, Inc. and Franklin Templeton and the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility.

32	Legg Mason Emerging Markets Low Volatility High Dividend ETF

Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, Inc., the Trustees determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided by the Manager and the Sub-Advisers and that the Transaction was not expected to have an adverse effect on the ability of the Manager and the Sub-Advisers to provide those services, and the Board concluded that, overall, the nature, extent and quality of services expected to be provided under the new Agreements for the Fund were sufficient and supported a decision to approve each new Agreement.

Fund Performance

In connection with the November 2019 meeting, the Board received and reviewed performance information for the Fund and for a group of three institutional managed volatility strategic beta emerging markets exchange-traded funds (the “Performance Group”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Group. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar exchange-traded funds and benchmark performance indices, including the QS Emerging Markets Low Volatility High Dividend Hedged Index, the Fund’s underlying index. The information comparing the Fund’s performance to that of the Performance Group was for the one-year period ended June 30, 2019 and the period since the Fund’s inception (November 17, 2016) through June 30, 2019. The Fund performed better than the median performance of the funds in the Performance Universe for the one-year period, but performed below the median performance of the funds in the Performance Group for the period since the Fund’s inception. The Board reviewed performance information provided by the Manager for periods ended September 30, 2019, which showed that the Fund’s performance was better than the Broadridge category average during the third quarter. The Trustees noted that due to the limitations in providing comparable funds in the Performance Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Trustees also noted that the Fund generally performed in line with its underlying index during the periods under review. The Trustees further noted that the Manager and QS Investors were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, and noting the limited period of performance data available, the Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board.

Legg Mason Emerging Markets Low Volatility High Dividend ETF	33

Board approval of management and subadvisory agreements (unaudited) (cont’d)

In connection with the April 2020 meeting, the Board received and reviewed updated performance information for the Fund and for the Performance Group. In addition to considering this information, the Trustees noted that Franklin Templeton informed the Board that it intends to maintain the investment autonomy of the Manager and the Sub-Advisers, and that Franklin Templeton does not expect to propose any changes to the investment objective or principal investment strategies of the Fund as a result of the Transaction. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, Inc., the Trustees determined that the Transaction was not expected to affect adversely portfolio management and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and the Sub-Advisers, before and after the Transaction, and report to the full Board.

Management Fees and Expense Ratios

In connection with the November 2019 meeting, the Board reviewed and considered the contractual management fee rate (the “Actual Management Fee”) paid by the Fund to the Manager over the Fund’s last fiscal year in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund. The Board also noted that the Manager pays all fund expenses, other than the Actual Management Fee and certain other expenses. Because of the Fund’s “unitary fee” structure, the Board recognized that the Fund’s fees and expenses will vary within a much smaller range and the Manager will bear the risk that Fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Manager could earn a profit on the fees charged under the management agreement and would benefit from any price decreases in third-party services covered by the management agreement.

The Board noted that the Manager provides the Fund with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. Management also discussed with the Board the Fund’s distribution arrangements.

Additionally, the Board received and considered information comparing the Fund’s Actual Management Fee and the Fund’s overall expense ratio with those of the same group of three institutional managed volatility strategic beta emerging markets exchange-traded funds selected by Broadridge as the Performance Group for the Fund (the “Expense Group”), and the Fund’s overall expense ratio with a broader group of funds selected by Broadridge

34	Legg Mason Emerging Markets Low Volatility High Dividend ETF

consisting of all institutional managed volatility strategic beta emerging markets exchange-traded funds (the “Expense Universe”). This information showed that the Fund’s Actual Management Fee was higher than the median of management fees paid by the funds in the Expense Group, and that the Fund’s total expense ratio was higher than the median of the total expense ratios of the funds in the Expense Group and the funds in the Expense Universe.

In connection with the April 2020 meeting, the Board received and reviewed updated management fee and expense ratio information for the Fund and for the Expense Group and Expense Universe. The Board considered that the new Management Agreement does not change the Fund’s management fee rate or the computation method for calculating such fees, and there is no present intention to alter expense waiver and reimbursement arrangements that are currently in effect. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Board determined that the Transaction would not increase the total fees payable by the Fund for management services.

Manager Profitability and Economies of Scale

In connection with the November 2019 meeting, the Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board also discussed any economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Fund’s management agreement did not provide for any breakpoints in the Fund’s Actual Management Fee to the extent the assets of the Fund increase. The Board further noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. The Board also noted that there are various ways to share potential economies of scale with Fund shareholders and that it appeared that the benefits of any economies of scale would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Legg Mason Emerging Markets Low Volatility High Dividend ETF	35

Board approval of management and subadvisory agreements (unaudited) (cont’d)

In connection with the April 2020 meeting, the Board received and considered an updated profitability analysis of the Manager and its affiliates in providing services to the Fund. The Trustees noted that Franklin Templeton and Legg Mason expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the funds in the Legg Mason fund complex resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the profitability of the Manager and its affiliates in providing services to the Fund, nor to quantify any possible future economies of scale. The Trustees noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the current Agreements and expected to be provided to the Fund under the new Agreements if the liquidation of the Fund were to occur after the Transaction.

Other Benefits to the Manager

In connection with the November 2019 meeting, the Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services such as 529 College Savings Plans and retail managed accounts.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the current Management Agreement and the current Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the current Management Agreement and the current Sub-Advisory Agreements.

In connection with the April 2020 meeting, the Board considered whether the Transaction would have an impact on the fall-out benefits received by virtue of the current Agreements. The Board considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction, if completed, would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities. Such ancillary benefits were considered reasonable.

36	Legg Mason Emerging Markets Low Volatility High Dividend ETF

After consideration of the factors described above, as well as other factors, the Trustees approved the new Management Agreement and the new Sub-Advisory Agreements (including the interim Agreements) to take effect in the event the liquidation of the Fund were to be delayed beyond the consummation of the Transaction and recommended that, if such liquidation did not occur prior to the shareholders meeting, shareholders approve the new Agreements, effective upon consummation of the Transaction.

Legg Mason Emerging Markets Low Volatility High Dividend ETF	37

38

Legg Mason

Emerging Markets Low Volatility High Dividend ETF

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross

Susan M. Heilbron

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason Emerging Markets Low Volatility High Dividend ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Legg Mason Emerging Markets Low Volatility High Dividend ETF

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Emerging Markets Low Volatility High Dividend ETF . This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

ETF Index Disclaimers

The MSCI Emerging Markets IMI Index (the “MSCI Index”) was used by QS Investors, LLC (“QS Investors”), the Fund’s subadviser, as the reference universe for selection of the component securities included in the QS Emerging Markets Low Volatility High Dividend Hedged Index (the “Underlying Index”). MSCI Inc. does not in any way sponsor, support, promote or endorse the Underlying Index or Legg Mason Emerging Markets Low Volatility High Dividend ETF (the “Fund”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the Underlying Index. The MSCI Index was provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Index (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the MSCI Index, the Underlying Index or the Fund.

The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Underlying Index and/or Underlying Index trade mark or the Underlying Index Price at any time or in any other respect. The Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or Underlying Index trade mark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in this Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this Fund.

QS Investors does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and QS Investors shall not have any liability for any errors, omissions or interruptions therein. QS Investors makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index, or any data included therein, either in connection with the Fund or for any other use. QS Investors makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall QS Investors have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

ETFF377669 6/20 SR20-3902

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 24, 2020